UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York,NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York            October 28, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     117

Form 13F Information Table Value Total:     $373,151


List of Other Included Managers:  None


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
                                                  Hovey, Youngman Associates, Inc.
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                              Voting Authority
                                                                                                         -------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Southern Co. Capital Trust V   PFD              842637209      857    39500 SH       Sole                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2197   146500 SH       Sole                   146500
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       Sole                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       Sole                    40000
ZymeQuest Series C Convertible PFD CV                         5790   579000 SH       Sole                   579000
Zymequest 8.00% Convertible Pr PFD CV                         2544   254400 SH       Sole                   254400
A T & T Corp Com Lib Grp A     COM              001957208     1179    31600 SH       Sole                    31600
Abbott Labs                    COM              002824100      734    20000 SH       Sole                    20000
Alkermes                       COM              01642T108     2423    84100 SH       Sole                    84100
American Express               COM              025816109     2227    16500 SH       Sole                    16500
American Int'l Group           COM              026874107    58968   678281 SH       Sole                   678281
American Tel & Tel             COM              001957109      203     4668 SH       Sole                     4668
Apple Computer                 COM              037833100      253     4000 SH       Sole                     4000
B P Amoco Plc Spons Adr        COM              055622104      543     4900 SH       Sole                     4900
Bank of Somerset Hills         COM              063913107      200    12500 SH       Sole                    12500
BankBoston Corp.               COM              06605R106      664    15300 SH       Sole                    15300
Bell Atlantic                  COM              077853109      263     3902 SH       Sole                     3902
BellSouth                      COM              079860102      395     8780 SH       Sole                     8780
Boston House                   COM                             350     3500 SH       Sole                     3500
Bristol Myers Squibb           COM              110122108     1206    17868 SH       Sole                    17868
                                                                81     1200 SH       Other                                      1200
CVS Corp.                      COM              126650100      975    23900 SH       Sole                    23900
                                                                61     1500 SH       Other                                      1500
Cendant Corp.                  COM              151313103     7237   407725 SH       Sole                   407725
                                                                35     2000 SH       Other                                      2000
Chase Manhattan Corp           COM              16161A108     1694    22478 SH       Sole                    22478
Cintas Corp.                   COM              172908105     2940    50850 SH       Sole                    50850
                                                                58     1000 SH       Other                                      1000
Cisco Sys Inc                  COM              17275R102    25093   365981 SH       Sole                   365981
                                                               185     2700 SH       Other                                      2700
Citigroup Inc.                 COM              172967101     1374    31225 SH       Sole                    31225
                                                                59     1350 SH       Other                                      1350
Coca Cola                      COM              191216100      815    16898 SH       Sole                    16898
Cognetix, Inc.                 COM                            1155   420000 SH       Sole                   420000
Conoco Inc. Cl B               COM              208251405      234     8537 SH       Sole                     8537
DuPont E I De Nemours          COM              263534109      750    12400 SH       Sole                    12400
E M C Corp                     COM              268648102    27614   386890 SH       Sole                   386890
                                                               107     1500 SH       Other                                      1500
Elan PLC                       COM              284131208    12124   361230 SH       Sole                   361230
                                                                94     2800 SH       Other                                      2800
Evans Cooling Systems, Inc.    COM                             160    18229 SH       Sole                    18229
Exxon                          COM              302290101     5881    77387 SH       Sole                    77387
                                                                76     1000 SH       Other                                      1000
Fannie Mae                     COM              313586109      856    13650 SH       Sole                    13650
Fiberchem Inc                  COM              315633305        2    20000 SH       Sole                    20000
Fifth Third Bancorp            COM              316773100      382     6273 SH       Sole                     6273
Focal Inc                      COM              343909107      427    85450 SH       Sole                    85450
G T E Corp.                    COM              362320103     8842   115012 SH       Sole                   115012
General Electric               COM              369604103    38733   326686 SH       Sole                   326686
                                                                95      800 SH       Other                                       800
Globalstar Telecommunications  COM              G3930H104     6003   261000 SH       Sole                   261000
Hewlett Packard                COM              428236103      120     1320 SH       Sole                     1320
                                                               109     1200 SH       Other                                      1200
Home Depot                     COM              437076102     2309    33650 SH       Sole                    33650
                                                                82     1200 SH       Other                                      1200
Int'l Bus Machines             COM              459200101    22745   187977 SH       Sole                   187977
                                                               290     2400 SH       Other                                      2400
Intel Corp                     COM              458140100     2861    38496 SH       Sole                    38496
                                                               163     2200 SH       Other                                      2200
Johnson & Johnson              COM              478160104    12747   138740 SH       Sole                   138740
Koninklijke Philips El Spnsrd  COM              500472204     3964    39249 SH       Sole                    39249
                                                                74      736 SH       Other                                       736
Loral Space & Communications   COM              G56462107     9876   574600 SH       Sole                   574600
Lucent Technologies            COM              549463107      753    11610 SH       Sole                    11610
                                                                78     1200 SH       Other                                      1200
MCI WorldCom Inc.              COM              55268B106     3655    50850 SH       Sole                    50850
                                                               115     1600 SH       Other                                      1600
McDonalds Corp                 COM              580135101      182     4200 SH       Sole                     4200
                                                                52     1200 SH       Other                                      1200
Medtronic Inc.                 COM              585055106      334     9400 SH       Sole                     9400
                                                                92     2600 SH       Other                                      2600
Merck                          COM              589331107    12477   192515 SH       Sole                   192515
Microsoft Corp.                COM              594918104     5837    64450 SH       Sole                    64450
                                                               290     3200 SH       Other                                      3200
Milkhaus Labs, Inc.            COM                            4875   325000 SH       Sole                   325000
Mobil                          COM              607059102     6147    61008 SH       Sole                    61008
                                                                71      700 SH       Other                                       700
Molex Cl A                     COM              608554200     9299   287225 SH       Sole                   287225
Morgan J P & Co.               COM              616880100      628     5500 SH       Sole                     5500
                                                                46      400 SH       Other                                       400
Morgan Stanley Dean Witter     COM              617446448      137     1538 SH       Sole                     1538
                                                               112     1260 SH       Other                                      1260
Nutri Bevco Inc.               COM              670609106        0    17000 SH       Sole                    17000
Pan Smak                       COM              697921104      109  1350000 SH       Sole                  1350000
Petroleum Geo-Svcs A/S Spons A COM              716597109      631    33100 SH       Sole                    33100
                                                                38     2000 SH       Other                                      2000
Pfizer                         COM              717081103     1058    29501 SH       Sole                    29501
Philip Morris                  COM              718154107      417    12200 SH       Sole                    12200
Procter & Gamble               COM              742718109     1780    18990 SH       Sole                    18990
                                                               117     1253 SH       Other                                      1253
Royal Dutch                    COM              780257804     1313    22230 SH       Sole                    22230
S B C Communications           COM              78387G103      295     5775 SH       Sole                     5775
Schlumberger                   COM              806857108      178     2860 SH       Sole                     2860
                                                                25      400 SH       Other                                       400
Smithkline Beecham PLC ADR Rep COM              832378301     1150    19950 SH       Sole                    19950
Sun Microsystems               COM              866810104      428     4600 SH       Sole                     4600
Texas Instruments              COM              882508104     3763    45750 SH       Sole                    45750
                                                               197     2400 SH       Other                                      2400
Tyco Intl. Ltd. New            COM              902124106    16710   161845 SH       Sole                   161845
                                                               196     1900 SH       Other                                      1900
Unisys Corp                    COM              909214108     7176   159020 SH       Sole                   159020
                                                                50     1100 SH       Other                                      1100
Unit Corp.                     COM              909218109     1966   260000 SH       Sole                   260000
Vicor Corp                     COM              925815102     1429    63000 SH       Sole                    63000
Vodafone Airtouch Plc Spons Ad COM              92857T107      304     1280 SH       Sole                     1280
                                                                59      250 SH       Other                                       250
Wells Fargo & Co.              COM              949746101      797    20121 SH       Sole                    20121
                                                                44     1100 SH       Other                                      1100
XL Capital Ltd Cl A            COM              G98255105      201     4469 SH       Sole                     4469
Zweig Fund                     COM              989834106      451    42200 SH       Sole                    42200
ZymeQuest                      COM                            3214   321400 SH       Sole                   321400
Harbor Capital Appreciation Fd                  411511504      406 9409.686 SH       Sole                 9409.686
Mutual Qualified Fund Class Z                   628380206      97557276.337 SH       Sole                57276.337
State Street Research Class S                   857483101      93173475.931 SH       Sole                73475.931
Vanguard/Windsor Fd II                          922018205      33611841.281 SH       Sole                11841.281
Fiberchem Inc. Warrant Class E WT               315633180        0    10000 SH       Sole                    10000
Pan Smak $.25-6/24/99 $.30-6/2 WT               697921906       22   450000 SH       Sole                   450000
REPORT SUMMARY                117 DATA RECORDS              373151            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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